OTHER PAYABLES AND ACCRUALS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Accrued expenses for utilities, rental expenses and others		142,205	109,226
Accruals for customer reward program		21,811	5,499
Accruals for professional service fees		13,337	11,593
Accrued agency fees		7,950	7,531
Others		43,578	32,037
Other unpaid and accruals - subtotal	37,808	228,881	165,886
Payables on construction cost of leasehold improvement		624,219	592,203
Payables on the unpaid consideration related to the acquisitions		164,003	193,360
Deposit from franchised-and-managed hotels, current		46,035	41,180
Payables to employees for exercised options		22,672	18,557
Payables on repair and maintenance cost		14,379	45,964
Others		40,334	33,870
Other payables - subtotal	150,594	911,642	925,134
Total		1,140,523	1,091,020